Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance	$ 10,319,511	$ 9,460,275
Additions	892,246	859,236
Closing balance	11,211,757	10,319,511
Opening balance	48,286,318	47,512,735
Drilling and related costs	178,070
Professional/technical fees	276,305	137,167
Claim maintenance/lease costs	159,942	159,934
Geochemical, metallurgy	22,639	11,947
Technical studies		117,058
Travel and accommodation	256,641	125,679
Geology, geophysics and exploration	299,960	111,773
Supplies and miscellaneous	196,508	115,587
Environmental and permit	741,436	6,916
Value-added tax (Note 4)	308,457	120,964
Refund - Value-added tax	(506,394)	(133,442)
Total deferred exploration costs during the year	1,933,564	773,583
Balance	50,219,882	48,286,318
Total exploration and evaluation assets	61,431,639	58,605,829
Tuligtic [Member]
IfrsStatementLineItems [Line Items]
Opening balance	10,319,510	9,460,274
Additions	892,246	859,236
Closing balance	11,211,756	10,319,510
Opening balance	48,286,318	47,512,735
Drilling and related costs	178,070
Professional/technical fees	276,305	137,167
Claim maintenance/lease costs	159,942	159,934
Geochemical, metallurgy	22,639	11,947
Technical studies		117,058
Travel and accommodation	256,641	125,679
Geology, geophysics and exploration	299,960	111,773
Supplies and miscellaneous	196,508	115,587
Environmental and permit	741,436	6,916
Value-added tax (Note 4)	308,457	120,964
Refund - Value-added tax	(506,394)	(133,442)
Total deferred exploration costs during the year	1,933,564	773,583
Balance	50,219,882	48,286,318
Total exploration and evaluation assets	61,431,638	58,605,828
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Opening balance	1	1
Additions
Closing balance	1	1
Opening balance
Drilling and related costs
Professional/technical fees
Claim maintenance/lease costs
Geochemical, metallurgy
Technical studies
Travel and accommodation
Geology, geophysics and exploration
Supplies and miscellaneous
Environmental and permit
Refund - Value-added tax
Total deferred exploration costs during the year
Balance
Total exploration and evaluation assets	$ 1	$ 1